Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Apr. 28, 2022	Jan. 28, 2022
Disclosure of detailed information about business combination [line items]
Net cash outflow	£ (228)	£ (55)	[1]	£ (6)	[1]
Goodwill	2,480	2,145
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions	(223)	(54)
Cash and cash equivalents acquired	13	4
Deferred payments for prior year acquisitions and other items	(10)	(4)		(6)
Acquisition costs paid	(8)	(1)
Net cash outflow	(228)	(55)		£ (6)
Intangible assets	110	27
Deferred tax asset	8	11
Trade and other receivables	8	2
Cash and cash equivalents	13	4
Trade and other liabilities	(26)	(5)
Deferred tax liabilities	(22)	(6)
Net assets acquired	91	33
Goodwill	204	43
Total	295	76
Cash consideration	223	54
Contingent or deferred consideration	41	16
Fair value of existing investment	31	6
Total consideration	295	£ 76
Other Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets	11
Trade and other receivables	0
Deferred tax liabilities	(2)
Net assets acquired	9
Goodwill	2
Total	11
Cash consideration	11
Total consideration	11
ATI STUDIOS APPS SRL [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets	50
Deferred tax asset	1
Trade and other receivables	2
Cash and cash equivalents	1
Trade and other liabilities	(8)
Deferred tax liabilities	(8)
Net assets acquired	38
Goodwill	97
Total	135
Cash consideration	105					£ 105
Contingent or deferred consideration	30
Total consideration	135					£ 135
Credly Inc [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets	49
Deferred tax asset	7
Trade and other receivables	6
Cash and cash equivalents	12
Trade and other liabilities	(18)
Deferred tax liabilities	(12)
Net assets acquired	44
Goodwill	105
Total	149
Cash consideration	107						£ 107
Contingent or deferred consideration	11
Fair value of existing investment	31						31
Total consideration	£ 149						£ 149

[1]	Comparative balances have been restated – see Note 1b. In addition, the Group has changed the presentation of the consolidated cash flow statement with the aim of simplifying for the reader. The reconciliation to net cash generated from operations is now presented above and certain line items have been aggregated and disaggregated. There has been no change to the classification of cash flows as operating, investing and financing.